Financial risk management and financial instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		$ 582	£ 774	$ 502	kr 1,504	kr 2,496	$ 121		$ 567	£ 733	$ 464	kr 1,443	kr 2,405	$ 97
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 1,214	336	453	293	905	1,504	69	€ 1,185	327	429	274	870	1,446	54
Cost of revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 859	$ 246	£ 321	$ 209	kr 599	kr 992	$ 52	€ 835	$ 240	£ 304	$ 190	kr 573	kr 959	$ 43